Tax charge - Total tax charge by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Analysis of operating segments
Income tax credit	$ (560)	$ (478)	[1]	$ (804)
Operating segments
Analysis of operating segments
Income tax credit	(573)	(474)		(783)
Operating segments | Hong Kong
Analysis of operating segments
Income tax credit	(129)	(106)		(119)
Operating segments | Indonesia
Analysis of operating segments
Income tax credit	(43)	(27)		(70)
Operating segments | Malaysia
Analysis of operating segments
Income tax credit	(98)	(44)		(73)
Operating segments | Singapore
Analysis of operating segments
Income tax credit	(174)	(61)		(328)
Operating segments | Growth markets and other
Analysis of operating segments
Income tax credit	(103)	(210)		(163)
Operating segments | Eastspring
Analysis of operating segments
Income tax credit	(26)	(26)		(30)
Unallocated to a segment
Analysis of operating segments
Income tax credit	$ 13	$ (4)		$ (21)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.